GOODWILL (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in the net carrying amount of goodwill
Goodwill at beginning of period	₽ 33,685	₽ 34,468
Goodwill at end of period	34,281	33,685
Russia convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	28,800	28,800
Goodwill at end of period	28,781	28,800
Moscow fixed line
Change in the net carrying amount of goodwill
Goodwill at beginning of period	1,083	1,083
Goodwill at end of period	1,164	1,083
Ukraine
Change in the net carrying amount of goodwill
Goodwill at beginning of period	95	129
Goodwill at end of period	87	95
Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	3,707	4,456
Goodwill at end of period	4,249	3,707
Carrying amount
Change in the net carrying amount of goodwill
Goodwill at beginning of period	38,667	39,450
Acquisitions (Note 4)	794
Currency translation adjustment	(198)	(783)
Goodwill at end of period	39,263	38,667
Carrying amount | Russia convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	30,266	30,266
Acquisitions (Note 4)	62
Reclassification	(81)
Goodwill at end of period	30,247	30,266
Carrying amount | Moscow fixed line
Change in the net carrying amount of goodwill
Goodwill at beginning of period	1,083	1,083
Reclassification	81
Goodwill at end of period	1,164	1,083
Carrying amount | Ukraine
Change in the net carrying amount of goodwill
Goodwill at beginning of period	95	129
Currency translation adjustment	(8)	(34)
Goodwill at end of period	87	95
Carrying amount | Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	7,223	7,972
Acquisitions (Note 4)	732
Currency translation adjustment	(190)	(749)
Goodwill at end of period	7,765	7,223
Accumulated impairment
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(4,982)	(4,982)
Goodwill at end of period	(4,982)	(4,982)
Accumulated impairment | Russia convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(1,466)	(1,466)
Goodwill at end of period	(1,466)	(1,466)
Accumulated impairment | Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(3,516)	(3,516)
Goodwill at end of period	₽ (3,516)	₽ (3,516)